UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM SH

FORM SH COVER PAGE

Report for the Period Ended: _____January, 30, 2009_______

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one):		[  ] is a restatement.
						[  ] adds new entries.

Institutional Investment Manager Filing this Report:

Name:		Axiom International Investors LLC
Address:  	55 Railroad Avenue
	   	Greenwich, CT
		06878

Form 13F File Number: 28-05615

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Bart Tesoriero
Title:	COO
Phone:	203- 422-8061

Signature, Place, and Date of Signing

Bart Tesoriero	                       	Greenwich, CT	      	02/06/09


Report Type (Check only one):

[X ]	FORM SH ENTRIES REPORT. (Check here if all entries of this reporting
	 manager are reported in this report.)
[ ]	FORM SH NOTICE. (Check here if no entries reported are in this report,
	and all entries are reported by other reporting manager(s).)
[ ]	FORM SH COMBINATION REPORT. (Check here if a portion of the entries for
	 this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)




FORM SH SUMMARY PAGE


Report Summary:


Number of Other Included Managers: __0_

Form SH Information Table Entry Total: 1

Form SH Information Table Value Total: 3668
(thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this Form SH report is filed, other than the manager filing this report.



NONE






SUNDAY, _____January, 25, 2009_______





MONDAY, _____January, 26, 2009_______





TUESDAY, _____January, 27, 2009_______



WEDNESDAY, _____January, 28th, 2009_______





THURSDAY, _____January, 29th, 2009_______





FRIDAY, _____January, 30th, 2009_______

ISHARES TR 	464286772    0  139	 3668	139  139  4:00



SATURDAY, _____January, 31st, 2008_______